Provision for credit losses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Provision for credit losses
Loans held at amortized cost	SFr (28)	SFr (24)	SFr 264	SFr (52)	SFr 691
Other financial assets held at amortized cost	56	4,434	21	4,490	36
Off-balance sheet credit exposures	(53)	(16)	11	(69)	137
Provision for credit losses	(25)	4,394	SFr 296	4,369	864
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost	SFr 70	SFr 4,430		4,500
Bank
Provision for credit losses
Loans held at amortized cost				(52)	691
Other financial assets held at amortized cost				4,494	32
Off-balance sheet credit exposures				(69)	137
Provision for credit losses				4,373	SFr 860
Bank | Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost				SFr 4,500